Selected Operating Expenses And Additional Information (Schedule Of Personnel Expenses For Employees And Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area) (Details) (EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Wages and salaries	€ 318,944	€ 236,746	€ 157,789
Social security	42,622	17,402	14,314
Pension expenses	18,945	12,303	9,849
Personal expenses, total	€ 380,511	€ 266,451	€ 181,952
Number of employees	17,525	14,253	11,242
The Netherlands [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	167	170	288
Other European Countries [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	993	139	154
United States [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	468	358	418
Southeast Asia [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	15,716	13,389	10,136
Japan [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees	181	197	246